Subsequent Events (Details Narrative) - USD ($)												1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 17, 2024	Jan. 10, 2024	Jan. 08, 2024	Dec. 18, 2023	Dec. 14, 2023	Nov. 20, 2023	Jun. 16, 2023	Jun. 05, 2023	Jan. 25, 2023	Oct. 12, 2022	Oct. 12, 2021	Oct. 31, 2022	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Number of shares option grant														32,400		887	207
Reverse stock split					1-for-8 reverse stock split			1-for-30 reverse stock split			On October 12, 2021, an amendment to our certificate of incorporation for a reverse split of the Company’s outstanding common stock at a ratio of 1 for 2.5 became effective
Warrants to purchase of common stock shares													$ 4,452,163			$ 4,429,860	$ 6,858,843
Common stock offering price per share														$ 0.001		$ 0.001	$ 0.001
Proceeds from common stock							$ 4,500,000			$ 4,454,000				$ 4,452,163		$ 4,429,860	$ 6,858,843
Number of shares option exercisable														2,124		1,656
Issuance of warrant shares												54,174
2015 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Number of shares grant														625,000
Common Stock [Member]
Subsequent Event [Line Items]
Warrants to purchase of common stock shares													$ 317			$ 16	$ 6
Common stock offering price per share										$ 0.001
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split				1-for-8 reverse stock split				1-for-30 reverse stock split
Warrants to purchase of common stock shares						$ 142,384
Common stock offering price per share						$ 5.12
Proceeds from common stock						$ 591,998
Warrants exercise price per share						$ 4.16
Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Loss contingencies		$ 750,000
Litigation settlement amount		$ 400,000
Subsequent Event [Member] | Director [Member] | 2015 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Number of shares grant			9
Subsequent Event [Member] | Director [Member] | 2015 Equity Incentive Plan [Member] | 3/12/2024 [Member]
Subsequent Event [Line Items]
Number of shares option grant			8,006
Subsequent Event [Member] | Director [Member] | 2015 Equity Incentive Plan [Member] | 6/12/2024 [Member]
Subsequent Event [Line Items]
Number of shares option exercisable			2,003
Subsequent Event [Member] | Director [Member] | 2015 Equity Incentive Plan [Member] | 9/12/2024 [Member]
Subsequent Event [Line Items]
Number of shares option exercisable			6,003
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Number of shares option grant	25,000
Subsequent Event [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Number of shares option grant	12,500
Subsequent Event [Member] | Common Stock [Member] | Frelick [Member]
Subsequent Event [Line Items]
Number of shares option grant									158
Subsequent Event [Member] | Common Stock [Member] | Walsh [Member]
Subsequent Event [Line Items]
Number of shares option grant									79
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase of common stock shares						$ 142,384
Subsequent Event [Member] | Warrant [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Warrants to purchase of common stock shares						$ 8,543
Warrants exercise price per share						$ 6.40
Aggregate number of shares sold percentage						6.00%
Placement agent warrants term						5 years